Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Manager Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Total
Beginning balance at Dec. 31, 2014		$ 0	$ 41	$ 658,522	$ 114,782	$ (17,091)	$ 756,254
Beginning balance (in shares) at Dec. 31, 2014		100	41,432,998
Dividends to shareholders		$ 0	$ 0	0	(41,388)	0	(41,388)
Dividend equivalents		0	0	0	(1,054)	0	(1,054)
Shares issued in connection with vested share grants		$ 0	$ 0	0	0	0	0
Shares issued in connection with vested share grants (in shares)		0	36,075
Shares repurchased pursuant to share repurchase program		$ 0	$ 0	(5,529)	0	0	$ (5,529)
Shares repurchased pursuant to share repurchase program (in shares)		0	(421,329)				(5,797,673)
Shares repurchased pursuant to tender offer		$ 0	$ (5)	(75,898)	0	0	$ (75,903)
Shares repurchased pursuant to tender offer (in shares)		0	(5,376,344)
Share-based compensation		$ 0	$ 0	195	0	0	195
Net income (loss)		0	0	0	22,798	0	22,798
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	158	158	[2]
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax	[1]	0	0	0	0	(130)	(130)	[3]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	1,563	1,563	[4]
Ending balance at Dec. 31, 2015		$ 0	$ 36	577,290	95,138	(15,500)	656,964
Ending balance (in shares) at Dec. 31, 2015		100	35,671,400
Shares repurchased pursuant to share repurchase program		$ 0	$ (4)	(40,368)	0	0	$ (40,372)
Shares repurchased pursuant to share repurchase program (in shares)		0	(3,414,960)				(3,414,960)
Net income (loss)		$ 0	$ 0	0	(29,112)	0	$ (29,112)
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	5,036	5,036	[2]
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax	[1]	0	0	0	0	(10)	(10)	[3]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	729	729	[4]
Ending balance at Dec. 31, 2016		$ 0	$ 32	536,922	66,026	(9,745)	593,235
Ending balance (in shares) at Dec. 31, 2016		100	32,256,440
Shares repurchased pursuant to share repurchase program		$ 0	$ (4)	(57,285)	0	0	$ (57,289)
Shares repurchased pursuant to share repurchase program (in shares)		0	(4,274,569)				(4,274,569)
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	$ 0
Shares issued in connection with SARs exercised (in shares)		0	1,481
Net income (loss)		$ 0	$ 0	0	2,598	0	2,598
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	3,926	3,926	[2]
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax	[3]						0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	1,239	1,239	[4]
Ending balance at Dec. 31, 2017		$ 0	$ 28	$ 479,637	$ 68,624	$ (4,580)	$ 543,709
Ending balance (in shares) at Dec. 31, 2017		100	27,983,352

[1]	See Note 12 to Notes to Consolidated Financial Statements
[2]	The associated deferred tax expense was $0.6 million, $0.7 million and $0.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.
[3]	The associated deferred tax benefit was $1,000 and $19,000 for the years ended December 31, 2016 and 2015, respectively.
[4]	The associated deferred tax expense was $0.2 million, $0.1 million and $0.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.